Related Party Transactions and Balance (Tables)	12 Months Ended
Dec. 31, 2019
Hangzhou Lianluo [Member]
Schedule of related party borowings from loan balance
No.	Principal (USD)	From	To
1	57,320	February 2, 2019	February 1, 2020
2	24,361	March 7, 2019	March 6, 2020
3	85,980	April 8, 2019	April 7, 2020
4	57,320	June 27, 2019	June 26, 2020
5	56,942	July 19, 2019	July 18, 2020
6	12,154	July 22, 2019	July 21, 2020
7	145,854	August 6, 2019	August 6, 2020
8	71,650	May 20, 2019	May 19, 2020
9	419,869	May 21, 2019	May 20, 2020
Total	931,450

DGHKT [Member]
Schedule of related party borowings from loan balance
No.	Principal (USD)	From	To
1	5,000	May 20, 2019	May 19, 2020
2	17,000	November 28, 2019	November 27, 2020
3	6,000	December 5, 2019	December 4, 2020
4	5,000	December 24, 2019	December 23, 2020
Total	33,000